COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues (including related-party revenues of RMB21,726,545, RMB75,946,677 and RMB108,214,768 for the years ended December 31, 2017, 2018 and 2019, respectively)		$ 1,041,145,646	¥ 7,283,230,253	¥ 3,654,383,126	¥ 1,885,717,001
Cost of revenues		(870,153,720)	(6,087,073,336)	(3,503,356,228)	(1,890,368,777)
Gross profit (loss)		170,991,926	1,196,156,917	151,026,898	(4,651,776)
Operating expenses:
Sales and marketing expenses		(85,584,113)	(598,695,105)	(538,898,272)	(310,282,787)
General and administrative expenses		(63,776,604)	(446,142,859)	(196,824,280)	(100,641,525)
Research and development expenses		(54,877,042)	(383,886,857)	(329,334,413)	(212,114,009)
Other operating income, net		14,423,486	100,898,056	54,910,077	9,302,582
Total operating expenses		(189,814,273)	(1,327,826,765)	(1,010,146,888)	(613,735,739)
Loss from operations		(18,822,347)	(131,669,848)	(859,119,990)	(618,387,515)
Other expenses, net		(3,271,068)	(22,882,425)	(20,176,164)	(259,810)
Foreign exchange gain (loss), net		4,580,879	32,045,080	(75,613,235)
Interest income		22,743,074	159,096,901	85,840,246	6,878,388
Income (loss) before income taxes		5,230,538	36,589,708	(869,069,143)	(611,768,937)
Income tax expense | $
Share of loss in equity method investments		(463,387)	(3,241,580)	(7,210,685)	(1,129,007)
Net income (loss)		4,767,151	33,348,128	(876,279,828)	(612,897,944)
Net loss attributable to noncontrolling interest		(915,617)	(6,405,104)
Deemed dividend | ¥				(6,661,667)
Net income (loss) attributable to ordinary shareholders of the Company		$ 5,682,768	¥ 39,753,232	¥ (882,941,495)	¥ (612,897,944)
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic | (per share)		$ 0.19	¥ 1.32	¥ (108.80)	¥ (74.85)
Diluted | (per share)		$ 0.18	¥ 1.26	¥ (108.80)	¥ (74.85)
Weighted average shares used in calculating net income (loss) per share
Basic		19,254,661	19,254,661	8,115,160	8,188,790
Diluted		31,442,931	31,442,931	8,115,160	8,188,790
Net income (loss)		$ 4,767,151	¥ 33,348,128	¥ (876,279,828)	¥ (612,897,944)
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments		15,647,651	109,461,578	325,593,213
Comprehensive income (loss)		20,414,802	142,809,706	(550,686,615)	(612,897,944)
Comprehensive income attributable to noncontrolling interests		(892,630)	(6,244,303)
Comprehensive income attributable to the ordinary shareholders		$ 21,307,432	¥ 149,054,009	¥ (550,686,615)	¥ (612,897,944)
ADS [Member]
Net income (loss) per ordinary share attributable to ordinary shareholders
Basic | (per share)	[1]	$ 0.02	¥ 0.13
Diluted | (per share)	[1]	$ 0.02	¥ 0.13
Weighted average shares used in calculating net income (loss) per share
Basic		192,546,612	192,546,612
Diluted		314,429,306	314,429,306

[1]	Every ten ADSs represent one ordinary share.